Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Number of Reportable Segments	1
Customer One [Member]
Revenues	$ 10.9	$ 11.8
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	16.40%	16.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	9.80%	6.30%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	7.70%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	79.00%	82.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	21.00%	18.00%